Statements Of Beneficiaries' Equity (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statements Of Beneficiaries' Equity Parenthetical [Abstract]
Distributions declared per share	$ 14.00	$ 15.00	$ 12.25